Goodwill (Details) - Schedule of Goodwill by Reportable Segment	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Balance, beginning
Impairment
Arising from acquisition	22,029,753
Effects of exchange rate changes
Balance, ending	22,029,753
Trucking Services [Member]
Goodwill [Line Items]
Balance, beginning	13,715,130
Impairment
Arising from acquisition
Effects of exchange rate changes
Balance, ending	13,715,130
Car-hailing and driver management services [Member]
Goodwill [Line Items]
Balance, beginning	14,157,570
Impairment	(14,157,570)
Arising from acquisition
Effects of exchange rate changes
Balance, ending
Car owner services [Member]
Goodwill [Line Items]
Balance, beginning	5,364,709
Impairment
Arising from acquisition
Effects of exchange rate changes
Balance, ending	$ 5,364,709